Gabelli Gold Fund, Inc.

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.9%
	Metals and Mining — 98.9%
	Asia/Pacific Rim — 15.2%
551,689	Castile Resources Ltd.†	$118,544
2,450,000	Evolution Mining Ltd.	10,090,176
5,500,000	Gold Road Resources Ltd.†	5,731,793
817,079	Newcrest Mining Ltd.	18,282,681
1,126,227	Northern Star Resources Ltd.	11,002,848
7,500,000	Pantoro Ltd.†	1,369,829
3,745,000	Perseus Mining Ltd., Australia†	3,661,418
4,450,000	Perseus Mining Ltd., Toronto†	4,377,980
17,736,651	RTG Mining Inc., CDI†	1,524,466
2,891,042	Saracen Mineral Holdings Ltd.†	10,705,569
2,806,756	Westgold Resources Ltd.†	4,744,402

		71,609,706

	Europe — 4.9%
2,799,000	Centamin plc	7,313,705
1,803,054	Condor Gold plc†	1,070,227
490,500	Fresnillo plc	7,576,047
1,947,709	Hochschild Mining plc†	5,498,964
3,000,000	Hummingbird Resources plc†	1,354,874

		22,813,817

	Latin America — 2.4%
460,320	Endeavour Mining Corp., Toronto†	11,460,034

	North America — 73.7%
347,432	Agnico Eagle Mines Ltd.	27,659,061
1,537,675	Alamos Gold Inc., New York, Cl. A	13,546,917
775,250	Alamos Gold Inc., Toronto, Cl. A	6,829,396
50,000	Artemis Gold Inc.†	232,811
2,374,650	B2Gold Corp.	15,461,842
1,313,275	Barrick Gold Corp.	36,916,160
2,350,000	Belo Sun Mining Corp.†	1,800,158
300,000	Centerra Gold Inc.	3,489,918
55,000	Contango ORE Inc.†	880,000
52,700	Contango ORE Inc.†(a)(b)	843,200
450,000	Dundee Precious Metals Inc.	3,224,062
450,000	Eldorado Gold Corp.†	4,747,500
900,000	Equinox Gold Corp.†.	10,510,307
50,000	Equinox Gold Corp.†.	585,500
214,700	Franco-Nevada Corp.(b)	30,002,049
2,000,000	Gold Terra Resource Corp.†.	600,804
1,225,000	K92 Mining Inc.†	6,384,664
725,000	Kinross Gold Corp.†	6,394,500
452,239	Kirkland Lake Gold Ltd.	22,076,178
867,000	Lion One Metals Ltd.†	1,061,327
100,000	Lundin Gold Inc.†	908,715
95,533	MAG Silver Corp.†(b)	1,553,367
85,000	MAG Silver Corp., Toronto†	1,382,036
1,000,000	Marathon Gold Corp.†	1,697,270
3,200,000	Midas Gold Corp.†	3,316,436

Shares		Market Value
541,917	Newmont Corp.	$34,384,634
200,000	Northern Dynasty Minerals Ltd.†	196,080
1,672,000	Northern Dynasty Minerals Ltd., Toronto†	1,632,383
1,020,850	OceanaGold Corp.†	1,571,659
366,860	Osisko Gold Royalties Ltd.	4,339,338
850,000	Osisko Mining Inc.†	2,215,088
160,000	Pan American Silver Corp.	5,144,000
540,000	Pretium Resources Inc.†	6,933,600
47,000	Royal Gold Inc.	5,647,990
450,000	SilverCrest Metals Inc.†	3,820,500
290,000	SSR Mining Inc.†	5,414,300
137,955	SSR Mining Inc.†	2,574,580
1,312,000	Teranga Gold Corp.†	13,833,863
135,000	Torex Gold Resources Inc.†	1,909,091
50,000	Torex Gold Resources Inc., Toronto†(b)	707,071
525,833	Victoria Gold Corp.†	5,919,595
2,341,000	Wesdome Gold Mines Ltd.†	22,099,335
525,000	Wheaton Precious Metals Corp.	25,761,750

		346,209,035

	South Africa — 2.7%
235,000	AngloGold Ashanti Ltd., ADR	6,199,300
150,000	Gold Fields Ltd., ADR	1,843,500
200,000	Harmony Gold Mining Co. Ltd.†	1,064,358
650,000	Harmony Gold Mining Co. Ltd., ADR†	3,425,500

		12,532,658

	TOTAL COMMON STOCKS	464,625,250

	WARRANTS — 0.4%
	Metals and Mining — 0.4%
	North America — 0.4%
100,000	Dundee Precious Metals Inc., expire 05/13/21†	156,733
70,000	Equinox Gold Corp., expire 01/15/21†	144,876
321,000	Lion One Metals Ltd., expire 08/18/21†	4,813
112,500	Lion One Metals Ltd., expire 07/28/21†	2,247
125,000	Maverix Metals Inc., expire 12/23/21†	490,331
1,222,000	Northern Dynasty Minerals Ltd., expire 06/15/21†	956,039

		1,755,039

	TOTAL WARRANTS	1,755,039

Gabelli Gold Fund, Inc.

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.7%
$3,400,000	U.S. Treasury Bills, 0.080% to 0.090%††, 12/10/20 to 12/31/20	$3,399,298

	TOTAL INVESTMENTS — 100.0% (Cost $232,581,927)	$469,779,587

(a)

At September 30, 2020, the Fund held an investment in a restricted and illiquid security amounting to $843,200 or 0.18% of total investments, which were valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	09/30/20 Carrying Value Per Share
52,700	Contango ORE Inc.	10/17/17	$1,045,007	$16.0000
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CDI	CHESS (Australia) Depository Interest

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